Net loss per share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Potentially Dilutive Securities Outstanding Excluded from Computations of Diluted Weighted-Average Shares Outstanding
The following potentially dilutive securities outstanding have been excluded from the computations of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported (in common stock equivalent shares):

	As of December 31,
	2016	2015
Convertible preferred stock	12,780,000	2,462,162
Warrants issued to 2010/2012 convertible note holders to purchase common stock	480,147	480,147
Options to purchase common stock	2,908,430	1,858,839
Warrants issued in 2009 to purchase common stock	9,259	9,259
Warrants issued to underwriter to purchase common stock	82,500	82,500
Series A warrants to purchase common stock	2,425,605	2,425,605
Series B warrants to purchase common stock	—	116,580
Series C warrants to purchase common stock	590,415	590,415
Series D warrants to purchase common stock	2,930,812	1,280,324